Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Consolidated Statements of Comprehensive Income
Net Income	$ 297,575	$ 325,304	$ 557,658	$ 718,998
Other comprehensive income loss derivatives qualifying as hedges before tax	3,993	12,525	19,890	8,242
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	6,385	4,370	12,777	8,743
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	(59,174)	(168,412)	(127,362)	(47,616)
Other comprehensive income loss tax	(3,232)	(4,977)	(9,914)	(23,958)
Other comprehensive income (loss), net of tax	(52,028)	(156,494)	(104,609)	(54,589)
Total comprehensive income	245,547	168,810	453,049	664,409
Comprehensive income attributable to Noncontrolling interests	34,715	35,212	67,317	59,249
Comprehensive income attributable to the Company	$ 210,832	$ 133,598	$ 385,732	$ 605,160